Subsidiaries and non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiaries And Non-Controlling Interests [Abstract]
Summary of Significant Subsidiaries Within The Group
Details of the significant subsidiaries within the Group are as follows:

Name of subsidiaries	Country of incorporation/ operation	Ownership interests held by the Group
		2024	2023
		%	%
Grab Holdings Inc.	Cayman	100	100
Grab Inc.	Cayman	100	100
A2G Holdings Inc.	Cayman	100	100
Jaya Grocer Holdings Sdn. Bhd.	Malaysia	75	75
GrabCar Pte. Ltd.	Singapore	100	100

Summary Of Non-Controlling Interests

(in $ millions)	$
Carrying amount of non-controlling interests acquired	50
GHL Class A ordinary shares issued as consideration for acquisition of non-controlling interests	(486)
Exercise of conversion options by non-controlling interests	243
Consideration paid to non-controlling interests	(60)
Decrease in equity attributable to owners of the Company recognized in accumulated losses	(253)